Inventories (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories write off	$ 0	$ 24,531	$ 83,500	$ 326,984